PATENTS (Details) - Finite-lived Intangible Assets Amortization Expense - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Finite-lived Intangible Assets Amortization Expense [Abstract]
Amortization expense	$ 452	$ 834	$ 4,558	$ 4,536